SCHEDULE OF PROPERTY AND EQUIPMENT ANNUAL RATES (Details)	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Energy Storage systems	33.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Energy Storage systems	7.00%
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Energy Storage systems	15.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Energy Storage systems	33.00%
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Energy Storage systems	21.00%
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Energy Storage systems	26.00%
Energy Equipment [Member]
Property, Plant and Equipment [Line Items]
Energy Storage systems	20.00%